Operating costs - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [abstract]
Personnel costs	€ (59,950)	€ (42,315)	€ (35,875)
Subcontracting	(123,054)	(65,649)	(65,883)
Disposables and lab fees and premise costs	(22,277)	(20,414)	(18,696)
Other operating expenses	(13,221)	(11,196)	(9,260)
Total research and development expenditure	€ (218,502)	€ (139,573)	€ (129,714)